COMMITMENTS AND CONTINGENCIES (Schedule of Operating Lease Commitments) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2017	¥ 21,935	$ 3,160
2018	20,535	2,957
2019	12,827	1,847
Operating lease commitments due	¥ 55,297	$ 7,964